Property and Equipment (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 348,720	$ 536,385
Less-Accumulated depreciation	(214,114)	(158,684)
Total, net	134,606	377,701
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	198,309	216,977
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	150,411	158,857
Capitalized lease [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		$ 160,551